Management of Financial Risk (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of liquidity risk
	0 – 12 Months $	Over 12 Months $
Accounts payable and accrued liabilities	3,341,261	–
Due to related parties	144,867	–
Financial guarantee liability	218,780	864,515
Convertible debentures	237,880	–
Warrant liabilities	353	–
Loans payable	40,000	34,559